Goodwill - Assumptions (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Y	Dec. 31, 2017 EUR (€) Y
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	4.80%	4.80%
Pre-tax discount rate	11.00%	10.60%
After-tax discount rate	8.60%	8.20%
Terminal growth rate	3.00%	2.90%
Detailed planning period (in years)	5	3
SAP Business Network
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	13.80%	14.90%
Pre-tax discount rate	11.50%	11.90%
After-tax discount rate	9.00%	9.30%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	9	9
Target operating margin	33.00%	33.00%
Excess of recoverable amount over carrying amount | €	€ 13,580	€ 8,143
Customer Experience
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	32.90%
Pre-tax discount rate	11.70%
After-tax discount rate	9.40%
Terminal growth rate	3.00%
Detailed planning period (in years)	5
Excess of recoverable amount over carrying amount | €	€ 8,476